Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Strategic Income Fund))	0 Months Ended
Jan. 27, 2012
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
Citigroup World Government Bond Index
Average Annual Return:
1 Year	6.35%
5 Years	7.13%
10 Years	7.77%
Class A
Average Annual Return:
1 Year	(3.90%)
5 Years	4.41%
10 Years	6.90%
Inception Date	Oct. 16, 1989
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.94%)
5 Years	2.13%
10 Years	4.49%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(2.51%)
5 Years	2.40%
10 Years	4.47%
Class B
Average Annual Return:
1 Year	(4.76%)
5 Years	4.14%
10 Years	6.91%
Inception Date	Nov. 30, 1992
Class C
Average Annual Return:
1 Year	(0.84%)
5 Years	4.63%
10 Years	6.60%
Inception Date	May 26, 1995
Class N
Average Annual Return:
1 Year	(0.48%)
5 Years	4.94%
10 Years	6.96%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	1.08%
5 Years	5.64%
10 Years	7.59%
Inception Date	Jan. 26, 1998